Company Dividends	12 Months Ended
Dec. 31, 2025
EBP 031
EBP, Contribution [Line Items]
Company Dividends	Company Dividends
The Plan did not receive any cash dividends from Rayonier Advanced Materials Inc. common stock owned during the plan year ended December 31, 2025 as the Company did not declare or pay any dividends in 2025.